Accumulated other comprehensive loss (Tables)	12 Months Ended
Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Reclassification of accumulated other comprehensive loss
RMB
Balance as of 1, 2018	-
Foreign currency transaction adjustments, net of tax of nil	(2,700)
Balance as of December 31, 2018	(2,700)
Balance as of December 31, 2018 (US$)	(393)